Debt securities - Summary of securities at amortised costs (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 98,864	€ 87,703
Debt securities at fair value through other comprehensive income
Disclosure Of Financial Assets [Line Items]
Financial assets	41,116	31,625	€ 30,635
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	38,281	29,095
Debt securities at amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	48,313	48,160
Debt securities at fair value through other comprehensive income and amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	86,594	77,255
Trading assets | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	6,907	4,189
Debt securities at fair value through profit or loss | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	5,363	6,258
Total debt securities at fair value through profit or loss | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 12,270	€ 10,447